    VALOR INVESTMENT FUND, INC.

    Financial Statements for the
    Six Months Ended January 31, 2000, and
    Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REVIEW REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 2000, and the related statements of operations, shareholders' investment, and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended July 31, 1999, and the related statements of operations and shareholders' investment in securities for the year then ended; and in our report dated September 17, 1999, we expressed an unqualified opinion on those statements.





March 24, 2000

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000


ASSETS:
  Investments in securities - at market value (cost of $13,151,792)                          $13,295,647
  Interest receivable                                                                            200,371
  Prepaid expenses                                                                                 6,768
                                                                                             -----------
           Total assets                                                                       13,502,786

LIABILITIES - Accrued expenses                                                                    14,500
                                                                                             -----------

NET ASSETS (equivalent to $15.27 per share based on 883,525 shares of
  common stock outstanding at January 31, 2000)                                              $13,488,286
                                                                                             ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000


                                                                                       COST OR
                                                                   PRINCIPAL          AMORTIZED
                                                                     AMOUNT              COST             MARKET
MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                              $ 68,898           $ 68,898         $ 68,898

SHORT-TERM MUNICIPAL BONDS:
  Central Michigan University Rev., 7.000%, October 1, 2000          210,000            212,795          218,207
  Lenawee County, MI Gen. Obl., 6.100%, May 1, 2000                  125,000            125,000          125,560
                                                                   ---------          ---------        ---------
           Total short-term municipal bonds                          335,000            337,795          343,767

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012                275,000            273,033          289,319
  Ann Arbor General Obl., 6.000%, September 1, 2009                  100,000             98,510          103,703
  Avondale School District, 5.800%, May 1, 2007                      140,000            140,000          145,349
  Bay County General Obl., 6.500%, May 1, 2004                       500,000            500,000          512,580
  Berkley City Sch Dist MI FGIC, 5.6250%, January 1, 2005            270,000            263,230          279,380
  Brandon School District, 5.600%, May 1, 2010                       100,000             98,983          103,369
  Brevard County Solid Waste Disposal, 5.700%,                       100,000            100,000          100,613
     April 1, 2009
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                    150,000            150,000          157,763
  Carrollton Public School District, 6.400%, May 1, 2004              65,000             64,868           67,288
  Carrollton Public School District, 6.400%, May 1, 2005              75,000             74,814           77,640
  Carrollton Public School District, 6.400%, May 1, 2006              75,000             74,782           77,640
  Carrollton Public School District, 6.400%, May 1, 2007              75,000             74,752           77,650
  Cedar Springs Public School Distrct, 5.875%, May 1, 2004           250,000            249,477          261,820
  Central Michigan University Rev., 5.500%, October 1, 2010          200,000            200,000          200,310
  Central Michigan University Rev., 6.000%, October 1, 2013          100,000            100,807          101,205
  Cheboygan General Obl., AMBAC, 5.400%,                             100,000             99,033           96,537
    November 1, 2015
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013              100,000            100,000          104,401
  Chicago, Ill. General Obl., 6.250%, January 1, 2012                200,000            205,905          208,106
  Chicago O'Hare Airport, Int'l  Rev., 6.750%, January 1, 2018       230,000            249,764          237,949
  Clawson City School District, 4.900%, May 1, 2013                  200,000            199,083          179,290
  Clintondale Comm. Schools, 6.500%, May 1, 2010                     100,000             99,684          105,923
  Cook County General Obl., 5.400%, November 15, 2008                200,000            200,000          207,114
  Coopersville Area Mich Pub Schools, 5.000%, May 1, 2024            100,000             98,251           83,723
  Desoto Independent School District, 4.900%,                         75,000             75,000           64,709
     August 15, 2014
  Essexville Hampton Public Schools, MI FGIC, 5.500%,                150,000            146,610          153,039
    May 1, 2007
  Eugene Trojan Nuclear Proj Rev. OR, 5.900%                         140,000            140,487          141,925
    September 1, 2009
  Ferndale Sch Dist FGIC, 5.375%, May 1, 2016                        100,000             98,284           94,153
  Flat Rock Comm. School District, 5.250%, May 1, 2010               125,000            123,713          122,949
                                                                   ---------          ---------        ---------
                      Total forward                                4,295,000          4,299,070        4,355,447

                                                                                                      (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000

                                                                                            COST OR
                                                                      PRINCIPAL            AMORTIZED
                                                                        AMOUNT                COST              MARKET

           Total forward                                             $ 4,295,000          $ 4,299,070       $ 4,355,447

Florida State Board of Education, 6.000%, May 1, 2005                    500,000              500,000           504,155
Florida State Board of Education, 5.200%, June 1, 2006                    25,000               23,249            23,002
Grand Haven Area Public Schools, 6.050%, May 1, 2014                     165,000              163,677           173,298
Grand Ledge Public Schools, May 1, 2008                                   50,000               53,136            53,642
Greenville Public Schools, 5.000%, May 1, 2014                           300,000              299,128           270,972
Grosse Isle General Obl., 5.200%, March 1, 2008                           25,000               24,724            24,752
Huron Valley School District MI FGIC, 5.875%, May 1, 2007                100,000               99,094           104,270
Hudsonville Public Schools, 6.000%, May 1, 2009                          100,000              100,000           105,608
Illinois State Sales Tax Rev., 5.400%, June 15, 2013                     150,000              146,702           144,839
Kalamazoo Water Rev., MI FSA, 5.625%                                     100,000               98,699           100,454
  September 1, 2011
Kentwood Public Schools, 6.400%, May 1, 2002                             500,000              500,000           526,690
King County General Obl., 6.200 %, June 1, 2002                          500,000              500,000           500,760
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                        180,000              179,548           175,646
Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001                        125,000              125,000           126,199
Lincoln Consolidated Sch Dist MI FGIC, 5.800%, May 1, 2014               115,000              115,000           119,977
Lyon Twp 5.40% due May 1, 2019                                           100,000               99,405            92,124
Macomb Water Sup. & Sew. Disposal, 6.000%,                               200,000              200,000           205,394
  January 1, 2012
Marysville Public Sch Dist, 5.750%, May 1, 2004                          150,000              148,120           156,006
Michigan Higher Ed Stu Ln Rv, 6.000%, September 1, 2008                  170,000              170,724           172,227
Michigan Municipal Bond Auth. Rev. 5.400%,                               100,000               96,912            95,412
  October 1, 2014
Michigan Public Power Agency Rev. 5.500%                                 100,000               99,597            97,916
  January 1, 2113
Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020                 250,000              246,308           251,190
Michigan State Bldg. Auth. Rev., AMBAC, 5.300%,                          100,000               98,974            91,929
  October 1, 2016
Michigan State Hospital Finan Auth, 5.375%,                               95,000               95,887            85,830
  October 15, 2013
Michigan State Hospital Finan Auth, 5.250%,                              180,000              186,044           169,495
  November 1, 2015
Michigan State Hsg. Dev. Auth. Rev., AMBAC, 5.600%,
  December 1, 2009                                                       155,000              155,000           152,074
                                                                       ---------            ---------         ---------

           Total forward                                               8,830,000            8,823,998         8,879,308

                                                                                                             (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2000

                                                                                                   COST
                                                                                                    OR
                                                                             PRINCIPAL           AMORTIZED
                                                                              AMOUNT               COST            MARKET
           Total forward                                                 $  8,830,000        $ 8,823,998       $  8,879,308

Millington Community School District, 5.700%, May 1, 2005                     100,000              95,844           101,130
Monroe County General Obl., 5.250 %, November 1, 2002                          65,000              63,552            65,685
Mount Pleasant Water Rev., 6.000%, February 1, 2004                           340,000             334,367           359,040
Novi Community School District, 6.125%, May 1, 2003                           250,000             250,326           264,020
Oakland County General Obl., 6.200%, May 1, 2003                              500,000             494,899           507,455
Oakland County General Obl., 6.000%, November 1, 2011                         115,000             114,246           118,743
Oakland County General Obl., 6.000%, November 1, 2013                         145,000             142,861           150,944
Orange County Sales Tax Rev., 5.250%, January 1, 2016                         150,000             148,354           138,849
Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003                       250,000             250,770           261,025
Petoskey Public School Dist, 4.750%, May 1, 2016                              125,000             124,754           105,346
Rochester Comm. School District, 5.625%, May 1, 2009                           35,000              34,732            35,692
St. Lucie County School Board, 5.375%, July 1, 2013                           150,000             150,000           146,700
San Antonio General Obl, 5.750%, August 1, 2013                               110,000             110,217           110,372
Santa Monica, CA Univ Sch Dist, 5.400%, August 1, 2009                         50,000              50,000            52,090
Tarrant Co. Water Control, TX, 5.750%, March 1, 2013                          150,000             150,000           152,357
University of Michigan, Revenue, 5.800%, April 1, 2010                        230,000             230,000           233,749
Utica Community Schools, MI, 7.100%, May 1, 2006                               75,000              75,000            77,072
Utica Community Schools, MI, 4.250%, May 1, 2002                              100,000             100,601            99,079
Warren Consol. Sch Dist MI MBIA, 5.500%, May 1, 2014                          200,000             194,866           195,162
Washoe County General Obl., 6.200%, April 1, 2010                             185,000             182,251           193,334
Wayne County Mich Comm. College 5.350% due July 1, 2015                       150,000             148,461           141,686
Yale Public Schools District, MI, 5.000%, May 1, 2005                         125,000             125,000           123,967
Zeeland Public Schools, MI, 6.000%, May 1, 2004                               100,000             100,000           105,766
Zeeland Public Schools, MI, 6.000%, May 1, 2004                               250,000             250,000           264,411
                                                                         ------------        ------------      ------------

           Total long-term municipal bonds                                 12,780,000          12,745,099        12,882,982
                                                                         ------------        ------------      ------------

TOTAL INVESTMENTS                                                        $ 13,183,898        $ 13,151,792      $ 13,295,647
                                                                         ============        ============      ============

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2000

INVESTMENT INCOME:
   Interest income                                                                        $ 387,567
   Gain on disposition                                                                        7,394
                                                                                          ---------
           Total investment income                                                        $ 394,961

EXPENSES:
  Professional fees                                                                          32,179
  Custodian fees                                                                              6,250
  Other                                                                                       4,187
                                                                                          ---------
           Total expenses                                                                    42,616
                                                                                          ---------
NET INVESTMENT INCOME (Equivalent to $0.40 per share based on
    883,525 shares of common stock outstanding at January 31, 2000)                         352,345
                                                                                          ---------
UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                                       508,482
  End of period                                                                             143,855
                                                                                          ---------
DECREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                                         (364,627)
                                                                                          ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (12,282)
                                                                                          =========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2000


                                                       COMMON STOCK
                                              ---------------------------
                                                 SHARES                      PAID-IN      RETAINED
                                                (NOTE 4)       PAR VALUE     SURPLUS      EARNINGS
BALANCE AT JULY 31, 1999                         883,525        $883,525     $180,944    $11,967,524

  Net decrease in net assets resulting from operations

  Dividends to shareholders ($0.42
    per share)
                                                --------        --------     --------    -----------

BALANCE AT JANUARY 31, 2000                      883,525        $883,525     $180,944    $11,967,524
                                                ========        ========     ========    ===========


                                               UNDISTRIBUTED    UNREALIZED
                                                   NET         APPRECIATION
                                               INVESTMENT          OF
                                                 INCOME        INVESTMENTS       TOTAL
BALANCE AT JULY 31, 1999                         $ 331,123       $ 508,482     $13,871,598

  Net decrease in net assets resulting from        352,345        (364,627)        (12,282)
    operations

  Dividends to shareholders ($0.42                (371,030)                       (371,030)
    per share)
                                                 ---------       ---------     -----------

BALANCE AT JANUARY 31, 2000                      $ 312,438       $ 143,855     $13,488,286
                                                 =========       =========     ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31, 2000 AND
YEAR ENDED JULY 31, 1999 (UNAUDITED)

                                                                                   SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                   JANUARY 31,         JULY 31,
                                                                                      2000               1999
OPERATIONS:
  Net investment income                                                           $   352,345        $   726,009
  Decrease in unrealized appreciation                                                (364,627)          (222,108)
                                                                                  -----------        -----------

           Net (decrease) increase in net assets resulting from operations            (12,282)           503,901

DIVIDENDS TO SHAREHOLDERS FROM
  INVESTMENT INCOME                                                                   371,030            742,616
                                                                                  -----------        -----------

DECREASE IN NET ASSETS                                                               (383,312)          (238,715)

NET ASSETS:
  Beginning of period                                                              13,871,598         14,110,313
                                                                                  -----------        -----------

  End of period                                                                   $13,488,286        $13,871,598
                                                                                  ===========        ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2000



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      INVESTMENT SECURITIES are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six month period ended January 31, 2000.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgements. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 2000:

      Balance, July 31, 1999                                                       $13,166,448

        Plus purchases                                                                 888,615
        Less:
          Redeemed securities                                                         (902,677)
          Premium amortization net of discount accretion                                  (594)
                                                                                   -----------

      Balance, January 31, 2000                                                    $13,151,792
                                                                                   ===========

      Approximately $247,799 in purchases and $247,608 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 2000, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 2000.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is the original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,062,939 at January 31, 2000. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:


       Aggregate gross unrealized depreciation                               $(181,191)
       Aggregate gross unrealized appreciation                                 413,899
                                                                             ---------

       Net unrealized appreciation                                           $ 232,708
                                                                             =========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 2000 and the year ended July 31, 1999:


                                                                    SIX MONTHS
                                                                      ENDED            YEAR ENDED
                                                                   JANUARY 31,          JULY 31,
                                                                       2000               1999

      Investment income                                              $   0.45           $   0.87
      Expenses                                                          (0.05)             (0.05)
                                                                     --------           --------
      Net investment income                                              0.40               0.82
      Dividends from net investment income                              (0.42)             (0.84)
      Decrease in unrealized appreciation                               (0.41)             (0.25)
                                                                     --------           --------
      Decrease in net asset value                                       (0.43)             (0.27)
      Net asset value - beginning                                       15.70              15.97
                                                                     --------           --------
      Net asset value - ending                                       $  15.27           $  15.70
                                                                     ========           ========

      Weighted average shares outstanding during the period           883,525            883,525
                                                                     ========           ========


7.    INVESTMENT INCOME

      The following details by state, the investment income earned by the Company during the six months ended January 31, 2000:

      Alaska                                                           $  8,844
      California                                                          1,350
      Florida                                                            34,323
      Illinois                                                           25,667
      Michigan*                                                         282,581
      Nevada                                                              5,872
      Oregon                                                              4,129
      Texas                                                               9,301
      Washington                                                         15,500
                                                                       --------

      Total                                                            $387,567
                                                                       ========

* Included in the Michigan total is $1,475 interest earned on a tax-exempt money market fund for the six months ended January 31, 2000.



                                   * * * * * *